CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EXPENSES:
Voyage expenses	$ 1,307,290	$ 1,594,751	$ 2,505,152
Vessel operating expenses	9,079,838	9,300,399	9,392,960
General and administrative expenses	8,602,749	10,198,863	5,357,265
Related Party [Member]
EXPENSES:
Voyage expenses	641,813	418,070	279,719
Vessel operating expenses	190,000	0	0
General and administrative expenses	$ 7,044,340	$ 8,670,424	$ 4,007,215